Loans (Loans Outstanding by Domicile and Industry of Borrower) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	¥ 84,028,246	¥ 82,439,581
Less: Unearned income and deferred loan fees-net		144,787	155,675
Loans outstanding		83,883,459	82,283,906
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		59,088,273	57,656,540
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,526,643	8,740,281
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		7,709,245	7,654,016
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,923,838	4,759,225
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,123,176	5,142,003
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,413,710	3,490,415
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,247,285	4,006,401
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,981,557	8,532,246
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	4,502,531	4,427,349
Domestic | Mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,702,129	9,964,633
Domestic | Other individual loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		958,159	939,971
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		24,939,973	24,783,041
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		6,897,692	6,759,921
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,088,753	959,948
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		16,915,590	16,872,448
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	¥ 37,938	¥ 190,724

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic and Other of Foreign include trade receivables and lease receivables of consolidated VIEs.